Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

22.     RELATED PARTIES BALANCES AND TRANSACTIONS

The Group had the following related parities:

a. Executive Officers and companies controlled by executive officers

b. Equity method investees

c. Companies controlled by the same controlling shareholders.

d. The 30% equity holder of Shengguang Zhongshuo

e. The wholly owned subsidiary of d.

I. Balances:

The Group had the following related party balances:

	Relationship	Notes	As of December 31,
			2019	2020
			RMB	RMB
Amounts due from related parties:
Guangdong Advertising Co., Ltd.	(d)	(i)	36,381	2,529
Youxiang Group	(c)	(ii)	15,483	21,778
Others		(iii)	1,631	494
			53,495	24,801
	Relationship	Notes	As of December 31,
			2019	2020
			RMB	RMB
Amounts due to related parties:
Youxiang Group	(c)	(iv)	34,032	67,669
Angela Bai	(a)	(v)	—	4,750
Guangdong Marketing Advertising Group	(e)	(vi)	9,209	18,667
Others			10	1,651
			43,251	92,737

____________

Notes:

(i)      Amounts due from Guangdong Advertising Co., Ltd. are marketing service fee receivable and prepaid advertising fee.

(ii)     Amounts due from Youxiang Group are construction fee and rental deposits.

(iii)    Amounts due from others are operating management fees and operating management fees and prepaid marketing service fee.

(iv)    Amounts due to Youxiang Group are accrued lease expenses, property management expenses and borrowing with annual interest rate of 4.785%.

(v)      In August 2020, Angela Bai, spouse of Dr. Daqing Mao, extended two loans of US$1,100 and RMB8,000 to the Group, respectively. One loan had an interest rate of 8.0% per annum with a maturity date of January 4, 2021, and the other had an interest rate of 4.785% per annum with a maturity date of August 15, 2021. In October 2020, Angela Bai, lent another loan of RMB 1,500 with interest rate of 4.785% and a maturity date of January 5, 2021 to the Group. During the year ended December 31, 2020, the Group repaid US$1,100, RMB 4,000, and RMB 750 of the USD1,100 loan, RMB 8,000 loan, and RMB 1,500 loan, respectively. As of December 31, 2020, the amount due to Angela Bai was RMB4.75 million.

(vi)    Amounts due to Guangdong Marketing Advertising Group are accounts payable for advertisement distribution services.

The Group entered into leases with Youxiang Group and the related ROU assets as of December 31, 2019 and 2020 were RMB106,558 and RMB17,622, respectively. The related lease liabilities as of December 31, 2019 and 2020 were RMB111,248 and RMB24,566, respectively.

II. Transactions:

Lease expenses

			For the Years Ended December 31,
	Relationship	Notes	2018	2019	2020
			RMB	RMB	RMB
Youxiang Group	(c)	(i)	11,964	22,336	12,645

Revenues

			For the Years Ended December 31,
	Relationship	Notes	2018	2019	2020
			RMB	RMB	RMB
Youxiang Group	(c)	(ii)	4,435	12,116	20,124
Guangdong Advertising Co., Ltd.	(d)	(iii)	—	117,796	77,046

Property management expense

			For the Years Ended December 31,
	Relationship	Notes	2018	2019	2020
			RMB	RMB	RMB
Youxiang Group	(c)	(iv)	1,451	3,531	3,668

Promotion consulting expense

			For the Years Ended December 31,
	Relationship	Notes	2018	2019	2020
			RMB	RMB	RMB
Xinjiang Xinzhongshuo Marketing Co., Ltd.	(a)	(v)	—	4,350	—

Purchase of advertisement distribution resources

			For the Years Ended December 31,
	Relationship	Notes	2018	2019	2020
			RMB	RMB	RMB
Xinjiang Xinzhongshuo Marketing Co., Ltd.	(a)	(vi)	—	47,425	5
Guangdong Advertising Co., Ltd.	(d)	(vi)	—	2,871	1,081
Guangdong Advertising Marketing Group	(e)	(vi)	—	8,687	10,418

Notes:

(i)      The amount represents rental expense for the operating lease to Youxiang Group.

(ii)     The amount represents consulting, construction and designing services provided to Youxiang Group.

(iii)    The amount represents marketing services provided to Guangdong Advertising Co., Ltd.

(iv)    The amount represents property management services provided by Youxiang Group.

(v)      The amount represents promotion consulting expense provided by Xinjiang Xinzhongshuo Marketing Co., Ltd.

(vi)    The amount represents advertisement distribution services provided by these related parties.